Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ 2,707	$ 550	$ 581	$ 698	$ 390	$ 366	$ 225	$ 479	$ 4,536	$ 1,460	$ 733
Less: Dividends on mandatory convertible preferred stock	(14)	(13)	(14)	(14)	(14)	(13)	(14)	(14)	(55)	(55)	(55)
Net income attributable to common stockholders	$ 2,693	$ 537	$ 567	$ 684	$ 376	$ 353	$ 211	$ 465	4,481	1,405	678
Add: Dividends related to mandatory convertible preferred stock									55	0	0
Net income attributable to common stockholders - diluted									$ 4,536	$ 1,405	$ 678
Weighted average shares outstanding - basic (in shares)	837,416,683	831,189,779	830,971,528	827,723,034	824,982,734	822,998,697	822,434,490	819,431,761	831,850,073	822,470,275	812,994,028
Outstanding stock options and unvested stock awards (in shares)									9,200,873	10,584,270	9,623,910
Mandatory convertible preferred stock (in shares)									30,736,504	0	0
Weighted average shares outstanding - diluted (in shares)	871,501,578	871,420,065	870,456,447	869,395,250	867,262,400	832,257,819	829,752,956	859,382,827	871,787,450	833,054,545	822,617,938
Earnings per share - basic (in USD per share)	$ 3.22	$ 0.65	$ 0.68	$ 0.83	$ 0.46	$ 0.43	$ 0.26	$ 0.57	$ 5.39	$ 1.71	$ 0.83
Earnings per share - diluted (in USD per share)	$ 3.11	$ 0.63	$ 0.67	$ 0.80	$ 0.45	$ 0.42	$ 0.25	$ 0.56	$ 5.20	$ 1.69	$ 0.82
Outstanding stock options and unvested stock awards (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)									33,980	3,528,683	4,842,370
Mandatory convertible preferred stock (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)									0	32,238,000	32,238,000